Income Tax - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other current tax liabilities	€ 4,906			€ 5,051
+ Income tax expense (benefit)	40	€ (2,895)
Deferred tax liabilities	647			602
Tax loss carry forwards	(463,203)			(449,679)
Taxable profit limit	€ 1,000
Percentage of profit exceeding limit offsetting taxable profit	50.00%
Tax loss carried forward used to offset taxable profits	€ 33,700
Deferred tax liabilities	2,045			2,315
Deferred tax assets	€ 1,397			€ 1,712
Temporary difference from postemployments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences			€ 216